Acquisitions and disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Reclassification of exchange from other comprehensive income	£ (34)	£ 2	£ (25)
Business combinations
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		10
Business disposals
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards, purchase adjustments and deferred consideration			10
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			10
Property, plant and equipment			3
Cash and cash equivalents			1
Other net assets			1
Total			5
Deal costs			(16)
Reclassification of exchange from other comprehensive income			35
Gain on disposals in 2021			£ 24
Business disposals | Business combinations
Disclosure of detailed information about business combination [line items]
Gain (loss) on disposals of business including signed but not completed		£ 24